Performance Management - Deepwater Beachfront Small Cap ETF	Dec. 08, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.deepwatermgmt.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.deepwatermgmt.com